Leases - Schedule of Undiscounted Future Minimum Lease (Details)	Sep. 30, 2024 USD ($)
Schedule of Undiscounted Future Minimum Lease [Abstract]
2025	$ 112,772
2026	18,795
Total lease payments	131,567
Less: interest	4,681
Present value of lease liabilities	$ 126,886